NET FINANCE EXPENSE	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
NET FINANCE EXPENSE

6.	NET FINANCE EXPENSE

(in thousands of $)	2024	2023	2022
Interest income	16,785	16,496	1,463
Foreign exchange gains	313	1,569	16
Finance income	17,098	18,065	1,479
Interest expense on financial liabilities measured at amortized cost	302,324	178,498	97,775
Interest leasing	—	—	937
Gain on interest rate swaps	(9,206)	(8,039)	(53,623)
Foreign exchange losses	1,023	335	—
Other financial expenses	947	542	241
Finance expense	295,088	171,336	45,330
Net finance expense	(277,990)	(153,271)	(43,851)